UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment  [  ];    Amendment Number:
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           GKM Advisers, Inc.
Address:        11150 Santa Monica Boulevard, Suite 850
                Los Angeles, CA  90025

Form 13F File Number: 28-10383

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy J. Wahl

Title: President
Phone: (310) 268-2605

Signature, Place, and Date of Signing:

/s/ Timothy J. Wahl   Los Angeles, California    05/15/2003
  [Signature]            [City, State]             [Date]

Report Type        (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:            115

Form 13F Information Table Value Total:     $  390,690
                                            (thousands)


List of Other Included Managers:

                              NONE

                                                        FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2   COLUMN 3    COLUMN 4   COLUMN 5               COLUMN 6   COLUMN 7        COLUMN 8
--------                     --------   --------    --------   --------              --------------------------------------------
                                                  FAIR MARKET  SHARES OR
                             TITLE OF                VALUE     PRINCIPAL  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP      (000'S)     AMOUNT    PRN  CALL  DISCRETION  MANAGERS  SOLE SHAREHOLDER  NONE
--------------                -----      -----      -------     ------    ---  ----  ----------- --------  ---- -----------  ----
AMR CORP                       COM     001765106     2216        56540     SH   --     SOLE       --               56540
ABBOTT LABS                    COM     002824100     3812        79140     SH   --     SOLE       --               79140
ADOBE SYSTEMS INC              COM     00724F101     7922       136140     SH   --     SOLE       --              136140
AIRBORNE INC                   COM     009269101     2271       232960     SH   --     SOLE       --              232960
AMERICAN EXPRESS               COM     025816109      643        11712     SH   --     SOLE       --               11712
AMGEN                          COM     031162100     3363        52595     SH   --     SOLE       --               52595
ANHEUSER-BUSCH                 COM     035229103     4027        88500     SH   --     SOLE       --               88500
APPLERA                        COM     038020103     4238        45060     SH   --     SOLE       --               45060
ARVIN-MERITOR                  COM     043353101     1320       116010     SH   --     SOLE       --              116010
AUTOMATIC DATA PROCESSING      COM     053015103     3810        60175     SH   --     SOLE       --               60175
BANK OF AMERICA                COM     060505104      564        12286     SH   --     SOLE       --               12286
BAXTER INTERNATIONAL           COM     071813109     1104        12500     SH   --     SOLE       --               12500
BEAR STEARNS                   COM     073902108     1421        28039     SH   --     SOLE       --               28039
H & R BLOCK                    COM     093671105     1394        33680     SH   --     SOLE       --               33680
BOEING                         COM     097023105     1829        27714     SH   --     SOLE       --               27714
W H BRADY                      COM     104674106      735        21730     SH   --     SOLE       --               21730
BRISTOL  MYERS SQUIBB          COM     110122108      984        13306     SH   --     SOLE       --               13306
CEDAR FAIR LP                  ADR     150185106      460        25066     SH   --     SOLE       --               25066
CISCO SYSTEMS                  COM     17275R102    12608       329613     SH   --     SOLE       --              329613
CITIGROUP                      COM     172967101     3473        68018     SH   --     SOLE       --               68018
CITRIX SYSTEMS INC             COM     177376100      361        16025     SH   --     SOLE       --               16025
COHERENT INC                   COM     192479103     3151        96960     SH   --     SOLE       --               96960
COMPUTER SCIENCES CORP         COM     205363104     2309        38410     SH   --     SOLE       --               38410
CORNING INC                    COM     219350105     2720        51503     SH   --     SOLE       --               51503
COSTCO WHOLESALE CORP          COM     22160K105     5073       127032     SH   --     SOLE       --              127032
DELUXE  CORP                   COM     248019101      333        13192     SH   --     SOLE       --               13192
DIEBOLD INC                    COM     253651103      576        17252     SH   --     SOLE       --               17252
DIONEX CORP                    COM     254546104     3566       103375     SH   --     SOLE       --              103375
DONALDSON CO                   COM     257651109     1382        49700     SH   --     SOLE       --               49700
DOW CHEMICAL CO                COM     260543103      662        18081     SH   --     SOLE       --               18081
EASTMAN KODAK                  COM     277461109      593        15060     SH   --     SOLE       --               15060
EMERSON ELECTRIC               COM     291011104     1399        17755     SH   --     SOLE       --               17755
ENGLEHARD CORP                 COM     292845104     3549       174190     SH   --     SOLE       --              174190
FEDEX CORP                     COM     31428X106     3772        94390     SH   --     SOLE       --               94390
VENATOR                        COM     344849104      202        13000     SH   --     SOLE       --               13000
FORD MOTOR COMPANY             COM     345370860      787        33588     SH   --     SOLE       --               33588
GENERAL PUBLIC UTILITIES       COM     36225X100     1487        40400     SH   --     SOLE       --               40400
GENERAL ELECTRIC               COM     369604103     7923       165285     SH   --     SOLE       --              165285
GENERAL MOTORS                 COM     370442105     1281        25155     SH   --     SOLE       --               25155
GILLETTE CO                    COM     375766102     3495        96740     SH   --     SOLE       --               96740
GRAINGER                       COM     384802104     1125        30815     SH   --     SOLE       --               30815
GRANITE CONSTRUCTION           COM     387328107     3078       106350     SH   --     SOLE       --              106350
HARCOURT GENERAL               COM     41163G101     5169        90365     SH   --     SOLE       --               90365
JOHN HARLAND                   COM     412693103      322        22800     SH   --     SOLE       --               22800
HEWLETT-PACKARD CO             COM     428236103     1895        60025     SH   --     SOLE       --               60025
HOME DEPOT                     COM     437076102     8100       177294     SH   --     SOLE       --              177294
IMS HEALTH                     COM     449934108      650        24080     SH   --     SOLE       --               24080
INGERSOLL-RAND                 COM     456866102      626        14960     SH   --     SOLE       --               14960
INTEL CORP                     COM     458140100    14041       467048     SH   --     SOLE       --              467048
INTL BUS MACHINES              COM     459200101     7930        93289     SH   --     SOLE       --               93289
INTL FLAVORS & FRAGRANCES      COM     459506101      386        18980     SH   --     SOLE       --               18980
INTERPUBLIC GROUP              COM     460690100     4086        96000     SH   --     SOLE       --               96000
IPALCO                         COM     462613100      801        33100     SH   --     SOLE       --               33100
JOHNSON & JOHNSON              COM     478160104    11581       110232     SH   --     SOLE       --              110232
KENNEMETAL INC                 COM     489170100     1170        40160     SH   --     SOLE       --               40160
LEXMARK INTL GROUP             COM     529771107     5620       127086     SH   --     SOLE       --              127086
ELI LILLY & CO                 COM     532457108     4263        45810     SH   --     SOLE       --               45810
MACDERMID INC                  COM     554273102      855        45000     SH   --     SOLE       --               45000
MANPOWER INC                   COM     56418H100     2294        60375     SH   --     SOLE       --               60375
MASCO CORP                     COM     574599106     2085        81175     SH   --     SOLE       --               81175
MCDONALDS CORP                 COM     580135101     2299        67610     SH   --     SOLE       --               67610
MEDTRONIC INC                  COM     585055106    35993       596159     SH   --     SOLE       --              596159
MERCK & CO                     COM     589331107      966        10319     SH   --     SOLE       --               10319
MEREDITH CORP                  COM     589433101      760        23625     SH   --     SOLE       --               23625
METROLOGIC                     COM     591676101      523        87165     SH   --     SOLE       --               87165
MICROSOFT CORP                 COM     594918104    17672       407435     SH   --     SOLE       --              407435
MIDWEST EXPRESS HOLDING        COM     597911106      244        16600     SH   --     SOLE       --               16600
MINNESOTA MINING               COM     604059105     1300        10790     SH   --     SOLE       --               10790
MOODYS CORP                    COM     615369105      316        12310     SH   --     SOLE       --               12310
MOTOROLA                       COM     620076109     1154        56980     SH   --     SOLE       --               56980
NATL SEMICONDUCTER             COM     637640103      465        23125     SH   --     SOLE       --               23125
NEIMAN  MARCUS GROUP           CLB     640204301      764        23078     SH   --     SOLE       --               23078
NIKE                           COM     654106103      603        10800     SH   --     SOLE       --               10800
NORFOLK SOUTHERN               COM     655844108      786        59020     SH   --     SOLE       --               59020
NOVARTIS AG                    ADR     66987V109     1065        23795     SH   --     SOLE       --               23795
NOVELL INC                     COM     670006105      282        54010     SH   --     SOLE       --               54010
OAKLEY INC                     COM     673662102     1586       117495     SH   --     SOLE       --              117495
OPTIMAL ROBOTICS               COM     68388R208     6341       188925     SH   --     SOLE       --              188925
ORACLE                         COM     68389X105     4964       170808     SH   --     SOLE       --              170808
PAYLESS SHOESOURCE INC         COM     704379106     1701        24040     SH   --     SOLE       --               24040
PEPSICO INC                    COM     713448108     3254        65650     SH   --     SOLE       --               65650
PERKIN ELMER INC               COM     714046109     1964        18700     SH   --     SOLE       --               18700
PFIZER INC                     COM     717081103     6653       144626     SH   --     SOLE       --              144626
PHARMACIA CORP                 COM     71713U102     1244        20391     SH   --     SOLE       --               20391
PITNEY BOWES INC               COM     724479100     4391       132550     SH   --     SOLE       --              132550
PROCTER & GAMBLE               COM     742718109     1302        16600     SH   --     SOLE       --               16600
PUBLIC SERVICE ENTERPRISES     COM     744573106      620        12750     SH   --     SOLE       --               12750
REUTERS GROUP PLC              ADR     76132M102     2600        26401     SH   --     SOLE       --               26401
REX STORES CORP                COM     761624105      760        45730     SH   --     SOLE       --               45730
SABRE HOLDINGS                 COM     785905100      746        17295     SH   --     SOLE       --               17295
SARA LEE CORP                  COM     803111103     1376        56032     SH   --     SOLE       --               56032
SCHERING-PLOUGH CORP           COM     806605101     3927        69190     SH   --     SOLE       --               69190
SCOTTS CO                      CLA     810186106     5942       160860     SH   --     SOLE       --              160860
SERVICEMASTER CO               COM     81760N109     5807       504978     SH   --     SOLE       --              504978
STERIS CORP                    COM     859152100      690        42795     SH   --     SOLE       --               42795
STRATTEC  SECURITY             COM     863111100     1064        34331     SH   --     SOLE       --               34331
STRIDE RITE CORP               COM     863314100      245        35000     SH   --     SOLE       --               35000
SYMBOL TECH                    COM     871508107     3456        96005     SH   --     SOLE       --               96005
SYSCO CORP                     COM     871829107     9812       327070     SH   --     SOLE       --              327070
TRW                            COM     872649108      703        18132     SH   --     SOLE       --               18132
TELLABS INC                    COM     879664100    39941       706925     SH   --     SOLE       --              706925
TEVA PHARMA                    COM     881624209     4552        62145     SH   --     SOLE       --               62145
TEXAS INSTRUMENTS              COM     882508104    11888       250927     SH   --     SOLE       --              250927
TIFFANY & CO NEW               COM     886547108     4100       129650     SH   --     SOLE       --              129650
TIME WARNER INC                COM     887315109     1747        33441     SH   --     SOLE       --               33441
TITAN PHARMACEUTICAL           COM     888314101     1013        28645     SH   --     SOLE       --               28645
VISTEON CORP                   COM     92839U107      319        27732     SH   --     SOLE       --               27732
VODAPHONE AIRTOUCH PLC         ADR     92857W100      405        11295     SH   --     SOLE       --               11295
WALGREEN                       COM     931422109     4621       112109     SH   --     SOLE       --              112109
WASTE MANAGEMENT               COM     94106L109      422        15225     SH   --     SOLE       --               15225
WATSON PHARMACEUTICALS         COM     942683103     3478        67938     SH   --     SOLE       --               67938
WOLVERINE WORLDWIDE            COM     978097103      486        31837     SH   --     SOLE       --               31837
WORLDCOM                       COM     98157D106      819        58262     SH   --     SOLE       --               58262
EXEL ENERGY                    COM     98389B100      399        13720     SH   --     SOLE       --               13720
YELLOW CORP                    COM     985509108     1268        62295     SH   --     SOLE       --               62295

